Leases - Lease Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Present value of lease liabilities
Lease liabilities	$ (1,128)	$ (953)	$ (987)
Due within one year
Present value of lease liabilities
Lease liabilities	(271)	(228)	(233)
Later than one year and not later than five years
Present value of lease liabilities
Lease liabilities	(657)	(549)	(544)
Later than five years
Present value of lease liabilities
Lease liabilities	$ (200)	$ (176)	$ (210)